[DECHERT LLP LETTERHEAD]
February 5, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: ING Equity Trust
File Nos. 333-56881 and 811-8817
Dear Ladies and Gentlemen:
Please be advised that in lieu of filing a copy of a form of the ING Equity Trust Class A, Class B and Class C Prospectus and the Statement of Additional Information for ING Index Plus LargeCap Equity Fund II pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the Act:
(1) that the form of the Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in the above-referenced registration statement on Form N-1A (the “Registration Statement”) filed on January 31, 2007; and
(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.
Please contact Karl Egbert at (202) 261-3499 if you have any questions or comments.
Sincerely,
/s/ Karl J. Paulson Egbert
Dechert LLP